Changes in Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of initial application of standards or interpretations [line items]
Disclosure of Initial Application of Standards or Interpretations

The reconciliation between the lease liabilities recognized and the future minimum lease payments of non-cancellable operating leases on December 31, 2018 is presented as follows:

Amounts
(in thousands)
The future minimum lease payments of non-cancellable operating leases on December 31, 2018	$5,942,211
Recognition exemption for short-term leases	(43,032)
Other leases in scope of IFRS 16	125,328
Undiscounted amount on January 1, 2019	$6,024,507
Discounted amount using the incremental borrowing rate on January 1, 2019	$5,445,818
Finance lease liabilities recognized on December 31, 2018	2,496
Extension of lease that reasonably certain to be exercised	7,241,212
Lease liabilities recognized on January 1, 2019	$12,689,526

Initial Application of IFRS16 [member]
Disclosure of initial application of standards or interpretations [line items]
Disclosure of Initial Application of Standards or Interpretations

The following table summarized the impacts of initially applying IFRS 16 on the Company’s assets, liabilities and equity as at January 1, 2019.

	January 1, 2019
	Carrying amount under IAS 17 and related standards and interpretations	Adjustments from changes in accounting policies	Carrying amount under IFRS 16
	(in thousands)
Other current assets	$2,941,598	(6,638)	2,934,960
Property, plant and equipment	221,586,475	(1,765)	221,584,710
Right-of-use assets	-	14,059,544	14,059,544
Other noncurrent assets	5,171,646	(1,364,111)	3,807,535
Impacts to total assets		$12,687,030

Lease liabilities–current	$-	708,167	708,167
Other current liabilities	24,291,532	(931)	24,290,601
Lease liabilities–noncurrent	-	11,981,359	11,981,359
Other noncurrent liabilities	2,029,651	(1,565)	2,028,086
Impacts to total liabilities		$12,687,030
Impacts to total equity		$-